Events After the Reporting Period	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Events After the Reporting Period
32.	EVENTS AFTER THE REPORTING PERIOD
The Group has evaluated events subsequent to April 30, 2022 through August
30
, 2022, the date on which the financial statements are available to be issued. Significant events subsequent to April 30, 2022 are as follows:

•
On July 15, 2022, the Company completed the initial public offering and listing by way of issuance of 6,400,000 Class A ordinary shares of the Company on the NYSE under the stock code “HKD”, and which were presented by the American depository shares (each representing 0.4 Class A ordinary share
s
of the Company) (“ADSs”).

•	On August 8, 2022, the over-allotment option was fully exercised and the Company issued additional 960,000 Class A ordinary shares and which were presented by the ADSs.

•
On August 16, 2022, AMTD Group, AMTD IDEA Group and the Company jointly announced that AMTD IDEA Group had entered into certain agreements with AMTD Group and the Company (the “AMTD Assets Agreements”). Pursuant to the terms of the AMTD Assets Agreements, AMTD IDEA Group will acquir
e 100%
of the equity interest in AMTD Assets Group (“AMTD Assets”), which holds a global portfolio of premium whole building properties, from AMTD Group at a consideration o
f US$268
million which will be settled by newly issued Class B ordinary shares of AMTD IDEA Group. AMTD IDEA Group will subsequently transfer suc
h 100%
of the equity interest in AMTD Assets to the Group at consideration of
U
S$268
million which will be settled by 515,385 newly issued Class B ordinary shares of the Company at US$
520
per share (equivalent to a value of US$208 per ADS). These transactions are considered to be acquisitions under common control and expected to close in September 2022 subject to certain closing conditions. Upon the completion of these transactions, AMTD Assets will be wholly owned by the Company and become a subsidiary of the Company, while AMTD IDEA Group will further increase its ownership interest in the Company to
 87.64%.